Summary of Significant Accounting Policies - Other Income (Deductions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income And Expenses [Abstract]
Change in COLI policies	$ 12,400	$ 6,600	$ 700
Interest income	461	924	485
Pipe replacement costs	(132)	(2,680)	(4,761)
Miscellaneous income and (expense)	(429)	(433)	(1,836)
Total other income (deductions)	$ 12,300	$ 4,411	$ (5,412)